Income taxes (Disclosure of company's deferred tax assets) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	$ 3,300,000	$ 3,147,000
Unrecognized deferred tax assets	(3,300,000)	(3,147,000)
Net deferred tax assets	0	0
Allowable capital losse [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	16,000	24,000
Debt with accretion [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	47,000	0
Marketable securities [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	0	83,000
Non-capital losses available for future periods [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	$ 3,237,000	$ 3,040,000